Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2015
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule of earnings per unit, basic and diluted

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net income	$41,805	$74,853	$59,006
Earnings attributable to:
Common unit holders	39,825	71,225	55,949
Weighted average units outstanding (basic and diluted)
Common unit holders	82,437,128	76,587,656	66,317,588
Earnings per unit (basic and diluted):
Common unit holders	$0.48	$0.93	$0.84
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.11	$1.79	$1.82
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.63)	$(0.86)	$(0.98)